OTHER INCOME/(EXPENSES), NET (Schedule Of Other Nonoperating Income/Expense) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guarantee income	¥ 14,687,691	¥ 18,574,433	¥ 26,229,524
Donations	(12,395,500)	(701,000)	(412,465)
Total	¥ 2,292,191	¥ 17,873,433	¥ 25,817,059
Minimum [Member]
liability term	1 year
Maximum [Member]
liability term	16 years